Non-financial assets and liabilities (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019
Statement Line Items [Line Items]
Raw materials and stores (Colostrum)	$ 1,925,517	$ 2,087,828
Work in progress		192,399
Finished goods (Travelan and Protectyn)	485,641	126,177
Total inventories	1,815,460	1,862,063
Current [Member]
Statement Line Items [Line Items]
Raw materials and stores (Colostrum)	110,057	225,765
Work in progress		192,399
Finished goods (Travelan and Protectyn)	485,641	126,177
Total inventories	595,698	544,341
Non Current Member[Member]
Statement Line Items [Line Items]
Raw materials and stores (Colostrum)	1,815,460	1,862,063
Work in progress
Finished goods (Travelan and Protectyn)
Total inventories	$ 1,815,460	$ 1,862,063